SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS On June 1, 2021, Pembina announced that it had entered into an arrangement agreement with Inter Pipeline Ltd. ("Inter Pipeline"), pursuant to which Pembina proposed to acquire all of the issued and outstanding common shares of Inter Pipeline by way of a plan of arrangement under the Business Corporations Act (Alberta) (the "Inter Pipeline Arrangement"). Pursuant to the Inter Pipeline Arrangement, holders of Inter Pipeline common shares (other than dissenting holders of Inter Pipeline common shares) would have received 0.5 of a common share of Pembina for each common share of Inter Pipeline that they owned. On July 25, 2021, the arrangement agreement was terminated and Pembina received the termination fee of $350 million.On June 4, 2021, Pembina acquired a 49.9 percent interest in a joint venture with the Haisla Nation to develop the Cedar LNG Project, a LNG facility located on the coast of British Columbia within the Douglas Channel on Haisla-owned land. Pembina's initial investment of $129 million included $76 million of accrued contingent consideration payable on achievement of certain conditions. Under the terms of the agreement, Pembina has commitments to make additional payments on a positive final investment decision as well as contributions to fund development costs and annual operating budgets.